Note 2 - Principles Of Consoldiation, Acounting policies and measurement bases applied and recent IFRS pronouncements - Consolidated balance sheet summarized (Details) - EUR (€) € in Millions		Dec. 31, 2018	Aug. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Assets
BBVA Cash Balance Available To The Date		€ 58,196	€ 4,577	€ 42,680		€ 40,039
Total financial assets held for trading		90,117		64,695		74,950
Derivative financial assets held for trading		30,536		35,265		42,955
Equity Instruments Held For Trading		5,254		6,801		4,675
Debt Instruments Held For Trading		25,577		22,573		27,166
Loans and Advances to Central Banks Held for Trading		2,163		0		0
Loans And Advances To Banks Held For Trading		14,566		0		0
Loans and receivables Held For Trading		12,021		56		154
Non Trading Financial Assets Mandatorily Measured At Fair Value Through Profit or Loss		5,135
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS		1,313		2,709		2,062
Total Financial Assets At Fair Value Through Other Comprehensive Income		56,337		69,476		79,221
Subtotal Equity instruments At Fair Value Through Other Comprehensive Income		2,595		3,224		4,641
Subtotal Debt Instruments At Fair Value Through Other Comprehensive Income		53,709		66,251		74,580
Loans and advances Financial Assets At Fair Value Through Other Comprehensive Income		33		0		0
Financial Assets Available for sale				1,641		947
FINANCIAL ASSETS AT AMORTIZED COST		419,660		445,275		483,672
Debt Securities Financial Assets at Amortized Cost		32,530		24,093		28,905
Loans and advances to central banks		3,941		7,300		8,894
Loans and advances to banks		9,163		26,261		31,373
Loans and Advances to customers		374,027		387,621		414,500
HEDGING DERIVATIVES, ASSETS		2,892		2,485		2,833
Investments In Subsidiaries Joint Ventures And Associates		1,578		1,588		765		€ 879
INSURANCE OR REINSURANCE ASSETS		366		421		447
Tangible Assets		7,229		7,191		8,941
Intangible Assets		8,314		8,464		9,786
Tax Assets		18,100		16,888		18,245
Other Assets		5,472		4,359		7,274
Non Current Assets Or Disposal Groups Clasified As Held For Sale		2,001		23,853		3,603
TOTAL ASSETS		676,689		690,059	[1]	731,856	[1],[2]
LIABILITIES AND EQUITY
Financial Liabilities Held For Trading		80,774		46,182		54,675
Total Financial Liabilities At Fair Value Through Profit or Loss		6,993		2,222		2,338
FINANCIAL LIABILITIES AT AMORTIZED COST		509,185		543,713		589,210
Deposits from cental banks	[3]	27,281		37,054		34,740
Deposits from credit institutions		31,978		54,516		63,501
Customer deposits		375,970		376,379		401,465
Debt certificates, at amortized cost		61,112		63,915		76,375
Other financial liabilities, at amortized cost		12,844		11,850		13,129
HEDGING DERIVATIVES, LIABILITIES		2,680		2,880		2,347
LIABILITIES UNDER INSURANCE CONTRACTS		9,834		9,223		9,139
Provisions		6,772		7,477		9,071
Tax liabilities		3,276		3,298		4,668
OTHER LIABILITIES		4,301		4,550		4,979
LIABILITIES INCLUDED IN DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE		0		17,197		0
TOTAL LIABILITIES		623,814		636,736		676,428
Total shareholders' funds		54,326		53,283		50,985
Capital (Capital base and capital management)		3,267		3,267		3,218
Share Premium		23,992		23,992		23,992
Equity Instruments issued other than capital		0		0		0
Other Equity ( Capital base and management)		50		54		54
Retained Earnings		23,018		23,612		21,844
Revaluation reverse		3		12		20
Other Reserves		(58)		(35)		(59)
Less Treasury shares		296		96		48		€ 309
Less Interim dividends		975		1,043		1,510
Accumulated Other Comprehensive Income		(7,215)		(6,939)	[4]	(3,622)	[4]
Total Non-Controlling interests		5,764		6,979		8,064
TOTAL EQUITY		52,874		53,323		55,428
Equity and liabilities		676,689		€ 690,059		€ 731,856
December 2017 IAS 39 [Member]
Assets
BBVA Cash Balance Available To The Date		42,680
Total financial assets held for trading		64,695
Derivative financial assets held for trading		35,265
Equity Instruments Held For Trading		6,801
Debt Instruments Held For Trading		22,573
Loans and Advances to Central Banks Held for Trading		0
Loans And Advances To Banks Held For Trading		0
Loans and receivables Held For Trading		56
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS		2,709
Financial Assets Available for sale		69,476
FINANCIAL ASSETS AT AMORTIZED COST		431,521
Debt Securities Financial Assets at Amortized Cost		10,339
Loans and advances to central banks		7,300
Loans and advances to banks		26,261
Loans and Advances to customers		387,621
Held to Maturity Investment		13,754
HEDGING DERIVATIVES, ASSETS		2,485
Accumulated Fair Value Hedge Adjustment or Hedged Item Included In Carrying Amount Assets		(25)
Investments In Subsidiaries Joint Ventures And Associates		1,588
INSURANCE OR REINSURANCE ASSETS		421
Tangible Assets		7,191
Intangible Assets		8,464
Tax Assets		16,888
Other Assets		4,359
Non Current Assets Or Disposal Groups Clasified As Held For Sale		23,853
TOTAL ASSETS		690,059
LIABILITIES AND EQUITY
Financial Liabilities Held For Trading		46,182
Total Financial Liabilities At Fair Value Through Profit or Loss		2,222
FINANCIAL LIABILITIES AT AMORTIZED COST		543,713
Deposits from cental banks		37,054
Deposits from credit institutions		54,516
Customer deposits		376,379
Debt certificates, at amortized cost		63,915
Other financial liabilities, at amortized cost		11,850
HEDGING DERIVATIVES, LIABILITIES		2,880
Accumulated Fair Value Hedge Adjustment or Hedged Item Included In Carrying Amount Liabilities		(7)
LIABILITIES UNDER INSURANCE CONTRACTS		9,223
Provisions		7,477
Tax liabilities		3,298
OTHER LIABILITIES		4,550
LIABILITIES INCLUDED IN DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE		17,197
TOTAL LIABILITIES		636,736
Total shareholders' funds		53,283
Capital (Capital base and capital management)		3,267
Share Premium		23,992
Equity Instruments issued other than capital		0
Other Equity ( Capital base and management)		54
Retained Earnings		23,612
Revaluation reverse		12
Other Reserves		(35)
Less Treasury shares		96
Profit Loss Attributable To Owners Of Parent shareholder funds		3,519
Less Interim dividends		1,043
Accumulated Other Comprehensive Income		(6,939)
Total Non-Controlling interests		6,979
TOTAL EQUITY		53,323
Equity and liabilities		690,059
Financial Instruments Classification and Measurement [Member]
Assets
BBVA Cash Balance Available To The Date		0
Total financial assets held for trading		27,159
Derivative financial assets held for trading		0
Equity Instruments Held For Trading		48
Debt Instruments Held For Trading		0
Loans and Advances to Central Banks Held for Trading		245
Loans And Advances To Banks Held For Trading		14,895
Loans and receivables Held For Trading		11,970
Non Trading Financial Assets Mandatorily Measured At Fair Value Through Profit or Loss		4,451
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS		(1,690)
Total Financial Assets At Fair Value Through Other Comprehensive Income		62,107
Subtotal Equity instruments At Fair Value Through Other Comprehensive Income		2,761
Subtotal Debt Instruments At Fair Value Through Other Comprehensive Income		59,293
Loans and advances Financial Assets At Fair Value Through Other Comprehensive Income		140
Financial Assets Available for sale		(69,476)
FINANCIAL ASSETS AT AMORTIZED COST		(8,680)
Debt Securities Financial Assets at Amortized Cost		19,623
Loans and advances to central banks		(245)
Loans and advances to banks		(15,622)
Loans and Advances to customers		(12,435)
Held to Maturity Investment		(13,754)
HEDGING DERIVATIVES, ASSETS		0
Accumulated Fair Value Hedge Adjustment or Hedged Item Included In Carrying Amount Assets		0
Investments In Subsidiaries Joint Ventures And Associates		1
INSURANCE OR REINSURANCE ASSETS		0
Tangible Assets		0
Intangible Assets		0
Tax Assets		8
Other Assets		0
Non Current Assets Or Disposal Groups Clasified As Held For Sale		(1)
TOTAL ASSETS		125
LIABILITIES AND EQUITY
Financial Liabilities Held For Trading		34,601
Total Financial Liabilities At Fair Value Through Profit or Loss		3,273
FINANCIAL LIABILITIES AT AMORTIZED COST		(37,595)
Deposits from cental banks		(3,261)
Deposits from credit institutions		(19,381)
Customer deposits		(12,690)
Debt certificates, at amortized cost		(2,266)
Other financial liabilities, at amortized cost		1
HEDGING DERIVATIVES, LIABILITIES		(112)
Accumulated Fair Value Hedge Adjustment or Hedged Item Included In Carrying Amount Liabilities		0
LIABILITIES UNDER INSURANCE CONTRACTS		0
Provisions		0
Tax liabilities		(24)
OTHER LIABILITIES		0
LIABILITIES INCLUDED IN DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE		1
TOTAL LIABILITIES		142
Total shareholders' funds		71
Capital (Capital base and capital management)		0
Share Premium		0
Equity Instruments issued other than capital		0
Other Equity ( Capital base and management)		0
Retained Earnings		71
Revaluation reverse		0
Other Reserves		0
Less Treasury shares		0
Profit Loss Attributable To Owners Of Parent shareholder funds		0
Less Interim dividends		0
Accumulated Other Comprehensive Income		(109)
Total Non-Controlling interests		21
TOTAL EQUITY		(17)
Equity and liabilities		125
Impairment member
Assets
BBVA Cash Balance Available To The Date		0
Total financial assets held for trading		0
Derivative financial assets held for trading		0
Equity Instruments Held For Trading		0
Debt Instruments Held For Trading		0
Loans and Advances to Central Banks Held for Trading		0
Loans And Advances To Banks Held For Trading		0
Loans and receivables Held For Trading		0
Non Trading Financial Assets Mandatorily Measured At Fair Value Through Profit or Loss		0
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS		0
Total Financial Assets At Fair Value Through Other Comprehensive Income		8
Subtotal Equity instruments At Fair Value Through Other Comprehensive Income		0
Subtotal Debt Instruments At Fair Value Through Other Comprehensive Income		8
Loans and advances Financial Assets At Fair Value Through Other Comprehensive Income		0
Financial Assets Available for sale		0
FINANCIAL ASSETS AT AMORTIZED COST		(1,158)
Debt Securities Financial Assets at Amortized Cost		(3)
Loans and advances to central banks		0
Loans and advances to banks		22
Loans and Advances to customers		(1,177)
Held to Maturity Investment		0
HEDGING DERIVATIVES, ASSETS		0
Accumulated Fair Value Hedge Adjustment or Hedged Item Included In Carrying Amount Assets		0
Investments In Subsidiaries Joint Ventures And Associates		0
INSURANCE OR REINSURANCE ASSETS		0
Tangible Assets		0
Intangible Assets		0
Tax Assets		400
Other Assets		0
Non Current Assets Or Disposal Groups Clasified As Held For Sale		(21)
TOTAL ASSETS		(770)
LIABILITIES AND EQUITY
Financial Liabilities Held For Trading		0
Total Financial Liabilities At Fair Value Through Profit or Loss		0
FINANCIAL LIABILITIES AT AMORTIZED COST		0
Deposits from cental banks		0
Deposits from credit institutions		0
Customer deposits		0
Debt certificates, at amortized cost		0
Other financial liabilities, at amortized cost		0
HEDGING DERIVATIVES, LIABILITIES		0
Accumulated Fair Value Hedge Adjustment or Hedged Item Included In Carrying Amount Liabilities		0
LIABILITIES UNDER INSURANCE CONTRACTS		0
Provisions		125
Tax liabilities		17
OTHER LIABILITIES		0
LIABILITIES INCLUDED IN DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE		(10)
TOTAL LIABILITIES		132
Total shareholders' funds		(923)
Capital (Capital base and capital management)		0
Share Premium		0
Equity Instruments issued other than capital		0
Other Equity ( Capital base and management)		0
Retained Earnings		(923)
Revaluation reverse		0
Other Reserves		0
Less Treasury shares		0
Profit Loss Attributable To Owners Of Parent shareholder funds		0
Less Interim dividends		0
Accumulated Other Comprehensive Income		13
Total Non-Controlling interests		8
TOTAL EQUITY		(902)
Equity and liabilities		(770)
Opening Balance Current Year IFRS 9 [Member]
Assets
BBVA Cash Balance Available To The Date		42,680
Total financial assets held for trading		91,854
Derivative financial assets held for trading		35,265
Equity Instruments Held For Trading		6,849
Debt Instruments Held For Trading		22,573
Loans and Advances to Central Banks Held for Trading		245
Loans And Advances To Banks Held For Trading		14,895
Loans and receivables Held For Trading		12,026
Non Trading Financial Assets Mandatorily Measured At Fair Value Through Profit or Loss		4,451
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS		1,019
Total Financial Assets At Fair Value Through Other Comprehensive Income		62,115
Subtotal Equity instruments At Fair Value Through Other Comprehensive Income		2,761
Subtotal Debt Instruments At Fair Value Through Other Comprehensive Income		59,301
Loans and advances Financial Assets At Fair Value Through Other Comprehensive Income		140
FINANCIAL ASSETS AT AMORTIZED COST		421,685
Debt Securities Financial Assets at Amortized Cost		29,959
Loans and advances to central banks		7,055
Loans and advances to banks		10,661
Loans and Advances to customers		374,009
HEDGING DERIVATIVES, ASSETS		2,485
Accumulated Fair Value Hedge Adjustment or Hedged Item Included In Carrying Amount Assets		(25)
Investments In Subsidiaries Joint Ventures And Associates		1,589
INSURANCE OR REINSURANCE ASSETS		421
Tangible Assets		7,191
Intangible Assets		8,464
Tax Assets		17,296
Other Assets		4,359
Non Current Assets Or Disposal Groups Clasified As Held For Sale		23,832
TOTAL ASSETS		689,414
LIABILITIES AND EQUITY
Financial Liabilities Held For Trading		80,783
Total Financial Liabilities At Fair Value Through Profit or Loss		5,495
FINANCIAL LIABILITIES AT AMORTIZED COST		506,118
Deposits from cental banks		33,793
Deposits from credit institutions		35,135
Customer deposits		363,689
Debt certificates, at amortized cost		61,649
Other financial liabilities, at amortized cost		11,851
HEDGING DERIVATIVES, LIABILITIES		2,768
Accumulated Fair Value Hedge Adjustment or Hedged Item Included In Carrying Amount Liabilities		(7)
LIABILITIES UNDER INSURANCE CONTRACTS		9,223
Provisions		7,602
Tax liabilities		3,291
OTHER LIABILITIES		4,550
LIABILITIES INCLUDED IN DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE		17,188
TOTAL LIABILITIES		637,010
Total shareholders' funds		52,432
Capital (Capital base and capital management)		3,267
Share Premium		23,992
Equity Instruments issued other than capital		0
Other Equity ( Capital base and management)		54
Retained Earnings		22,760
Revaluation reverse		12
Other Reserves		(35)
Less Treasury shares		96
Profit Loss Attributable To Owners Of Parent shareholder funds		3,519
Less Interim dividends		1,043
Accumulated Other Comprehensive Income		(7,036)
Total Non-Controlling interests		7,008
TOTAL EQUITY		52,404
Equity and liabilities		€ 689,414

[1]	(1) The figures corresponding to 2017 have been restated (see Note 1.3).
[2]

(2) Financial information for 2016 has not been revised to reflect changes in our operating segments in 2018, including the inclusion of BBVA Bancomer’s branch in Houston (which was previou sly part of our United States operating segment) in our Mexico operating segment since 2018. If BBVA Bancomer’s branch in Houston had been part of our Mexico operating segment in 2016 (rather than of our United States operating segment), total assets of th e United States and the Mexico operating segments would have been €84,726 million and €97,492 million, respectively, as of December 31, 2016.

[3]	(*) As of December 31, 2018, balance relating to repurchase agreements in Central Banks is €375 million (see Note 35).
[4]	(*) See Note 1.3.